Earnings/(Loss) Per Share (Tables)	12 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Basic earnings/(loss) per share

	2023	2022	2021
Ordinary shares in issue (000)	618 072	616 526	616 052
Adjustment for weighted number of ordinary shares in issue (000)	(428)	(121)	(5 582)
Weighted number of ordinary shares in issue (000)	617 644	616 405	610 470
Adjustment for weighted number of treasury shares (000)[1,2]	(47)	(3 950)	(6 184)
Basic weighted average number of ordinary shares in issue (000)	617 597	612 455	604 286

	SA Rand
	2023	2022	2021
Total net profit/(loss) attributable to shareholders (million)	4 820	(1 052)	5 087
Total basic earnings/(loss) per share (cents)	780	(172)	842
[1] These are the weighted number of treasury shares for the years presented. Refer to note 24 for the actual number of treasury shares that are in issue.
[2] During 2022, the lock-in period expired for the Harmony ESOP Trust (Sisonke Scheme). Settlements and share distributions were made and the shares were no longer classified as treasury shares. For the 2022 year, the impact of the shares on the basic weighted average number of shares was 3 902 418 (2021: 6 137 053).

Diluted earnings/(loss) per share

	2023	2022	2021
Weighted average number of ordinary shares in issue (000)	617 597	612 455	604 286
Potential ordinary shares (000)[1,2]	2 877	2 159	12 099
Weighted average number of ordinary shares for diluted earnings per share (000)[1]	620 474	614 614	616 385

	SA Rand
	2023	2022	2021
Total diluted earnings/(loss) per share (cents)	777	(172)	825
[1] The inclusion of the share options as potential ordinary shares had a dilutive effect on earnings per share in 2023 and 2021, whereas it had the opposite effect in 2022 due to the net loss attributable to shareholders.
[2] The issue price and the exercise of share options issued to the employees include the fair value of any services to be supplied to the entity in the future under the share option or other share-based payment arrangements.

Disclosure of Dividends Declared

	SA Rand
	2023	2022	2021
Dividends declared (millions)	136	414	677
Dividend per share (cents)	22	67	110